UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Central Securities Corporation
Address:  630 Fifth Avenue
          New York, New York 10111

13F File Number:  28-6578

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marlene A. Krumholz
Title:   Secretary
Phone:   212-698-2020
Signature, Place, and Date of Signing:

/s/ Marlene A. Krumholz      New York, New York     August 8, 2006

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       38

Form 13F Information Table Value Total:  437,612

List of Other Included Managers:

None

                           FORM 13F INFORMATION TABLE

                                                         VALUE    SHARES/  SH/  PUT/  INVSMT     OTHER            VOTING AUTHORITY
    NAME OF ISSUER         TITLE OF CLASS     CUSIP     (x$1000)  PRN AMT  PRN  CALL  DSCRETN   MANAGERS  SOLE    SHARED      NONE
       COLUMN 1               COLUMN 2       COLUMN 3   COLUMN 4           COLUMN 5   COLUMN 6  COLUMN 7          COLUMN 8
====================================================================================================================================
ABBOTT LABORATORIES            COMMON       002824 10 0    5233     120000     SH         SOLE             120000     0         0
AGILENT TECHNOLOGIES, INC.     COMMON       00846U 10 1   25248     800000     SH         SOLE             800000     0         0
ANALOG DEVICES, INC.           COMMON       032654 10 5   13820     430000     SH         SOLE             430000     0         0
ARBINET-THEXCHANGE, INC.       COMMON       03875P 10 0    5049     900000     SH         SOLE             900000     0         0
BANK OF NEW YORK CO., INC.     COMMON       064057 10 2   28175     875000     SH         SOLE             875000     0         0
BRADY CORPORATION              CLASS A      104674 10 6   33524     910000     SH         SOLE             910000     0         0
CAPITAL ONE FINANCIAL CORP.    COMMON       14040H 10 5   25635     300000     SH         SOLE             300000     0         0
CERIDIAN CORPORATION           COMMON       156779 10 0    9781     400200     SH         SOLE             400200     0         0
CHEVRON CORPORATION            COMMON       166764 10 0   14542     234328     SH         SOLE             234328     0         0
CINCINNATI BELL INC.           COMMON       171871 10 6    2050     500000     SH         SOLE             500000     0         0
CIRRUS LOGIC INC.              COMMON       172755 10 0     814     100000     SH         SOLE             100000     0         0
CONVERGYS CORPORATION          COMMON       212485 10 6   30225    1550000     SH         SOLE            1550000     0         0
CYPRESS SEMICONDUCTOR
  CORPORATION                  COMMON       232806 10 9    3708     255000     SH         SOLE             255000     0         0
DOVER CORPORATION              COMMON       260003 10 8   19772     400000     SH         SOLE             400000     0         0
THE DOW CHEMICAL COMPANY       COMMON       260543 10 3    3903     100000     SH         SOLE             100000     0         0
ERIE INDEMNITY COMPANY         CLASS A      29530P 10 2     520      10000     SH         SOLE              10000     0         0
HEWITT ASSOCIATES INC.         CLASS A      42822Q 10 0    2248     100000     SH         SOLE             100000     0         0
IMS HEALTH, INC.               COMMON       449934 10 8    8592     320000     SH         SOLE             320000     0         0
INTEL CORPORATION              COMMON       458140 10 0   18620     980000     SH         SOLE             980000     0         0
KERR-MCGEE CORPORATION         COMMON       492386 10 7   27740     400000     SH         SOLE             400000     0         0
MACMORAN EXPLORATION
  CORPORATION                  COMMON       582411 10 4    9156     520200     SH         SOLE             520200     0         0
MOTOROLA, INC.                 COMMON       620076 10 9    4030     200000     SH         SOLE             200000     0         0
MURPHY OIL CORPORATION         COMMON       626717 10 2   33516     600000     SH         SOLE             600000     0         0
NEOWARE, INC.                  COMMON       64065P 10 2    4301     350000     SH         SOLE             350000     0         0
NEXEN INC.                     COMMON       65334H 10 2    9046     160000     SH         SOLE             160000     0         0
POLYONE CORPORATION            COMMON       73179P 10 6    5444     620000     SH         SOLE             620000     0         0
ROHM AND HAAS COMPANY          COMMON       775371 10 7    7518     150000     SH         SOLE             150000     0         0
ROPER INDUSTRIES, INC.         COMMON       776696 10 6   19167     410000     SH         SOLE             410000     0         0
SCHERING-PLOUGH CORP.          COMMON       806605 10 1    8564     450000     SH         SOLE             450000     0         0
SOLECTRON CORPORATION          COMMON       834182 10 7    6840    2000000     SH         SOLE            2000000     0         0
SONUS NETWORKS, INC.           COMMON       835916 10 7    9900    2000000     SH         SOLE            2000000     0         0
TRANSMONTAIGNE INC.            COMMON       893934 10 9   12331    1100000     SH         SOLE            1100000     0         0
THE TRIZETTO GROUP, INC.       COMMON       896882 10 7   15166    1025400     SH         SOLE            1025400     0         0
TRONOX INC.                    CLASS B      897051 20 7     531      40328     SH         SOLE              40328     0         0
TYCO INTERNATIONAL LTD         COMMON       902124 10 6    5500     200000     SH         SOLE             200000     0         0
UNISYS CORPORATION             COMMON       909214 10 8    5652     900000     SH         SOLE             900000     0         0
VICAL INCORPORATED             COMMON       925602 10 4     777     140000     SH         SOLE             140000     0         0
WHITE MOUNTAINS INSURANCE
  GROUP LTD                    COMMON       G9618E 10 7     974       2000     SH         SOLE               2000     0         0